Current and deferred taxes (Tables)	12 Months Ended
Dec. 31, 2025
Current and deferred taxes
Schedule of components of the income tax expenses

(in thousands of €)	2025	2024	2023
Current income tax expense	—	(4)	(3)
Deferred tax income	—	—	622
Income tax (expense)/income	—	(4)	619

Schedule of source of deferred tax assets and liabilities

	December 31, 2025			December 31, 2024
(in thousands of €)	Assets	Liabilities	Net	Assets	Liabilities	Net
Intangible assets	—	(4,637)	(4,637)	—	(4,637)	(4,637)
Property, plant and equipment	1	—	1	1	—	1
Right of use assets	—	(271)	(271)	—	(343)	(343)
Lease liabilities	313	—	313	386	—	386
Other current assets & other liabilities	—	(5)	(5)	2	—	2
Deferred tax assets and liabilities related to temporary differences	314	(4,913)	(4,599)	389	(4,981)	(4,592)
Tax loss carried forwards	4,599	—	4,599	4,592	—	4,592
Deferred tax assets related to unused tax losses	4,599	—	4,599	4,592	—	4,592
Set off of tax	(4,913)	4,913	—	(4,981)	4,981	—
Net deferred tax assets/liabilities	—	—	—	—	—	—

Schedule of movements of deferred tax balances

	December 31,	Recognized in	December 31,
(in thousands of €)	2025	profit or loss	2024
Intangible assets	(4,637)	—	(4,637)
Property, plant and equipment	1	—	1
RoU assets	(271)	72	(343)
Lease liabilities	313	(73)	386
Other current assets & other liabilities	(5)	(7)	2
Deferred tax assets and liabilities related to temporary differences	(4,599)	(8)	(4,592)
Tax loss carry-forwards	4,599	8	4,592
Deferred tax assets/liabilities	—	—	—

Schedule of reconciliation between the theoretical and effective tax rates

(in thousands of €)	2025	2024	2023
IFRS profit/(loss) before income taxes	(62,547)	(46,264)	(12,009)
Theoretical income tax (expense)/income	(15,639)	11,568	3,002
Theoretical tax rate*	25%	25%	25%
Non-deductible expenses	(2,950)	(569)	(1,409)
Non-taxable income	128	339	5,636
Tax losses of the year for which no deferred tax asset has been recognized	(12,828)	(11,341)	(6,610)
Income tax (expense)/income	—	(4)	619
Effective tax rate	—%	—%	(5)%

*The theoretical tax rate (25%) is based on the blended average tax rate of the domestic tax rate applicable for both the Company in Belgium and its subsidiary in Spain and the theoretical tax rate (26%) is the domestic tax rate applied for the US subsidiary (21% Federal tax rate and 5% State Corporation Tax).